ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Classified as Held for Sale
At December 31, 2018, the related assets and liabilities were classified as held for sale in the Energy segment as follows:

(millions of Canadian $)

Assets held for sale
Accounts receivable	6
Plant, property and equipment	537
Total assets held for sale	543
Liabilities related to assets held for sale
Other long-term liabilities	(3)
Total liabilities related to assets held for sale[1]	(3)

1	Included in Accounts payable and other on the Consolidated balance sheet.